FINANCIAL INSTRUMENTS - Contractual Maturities (Details) - Liquidity risk $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 17,233
Borrowings	60,000
Deferred consideration	47,000
Reclamation and closure obligations	97,155
Total	294,733
Gold Prepay Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	47,871
Silver Purchase Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	25,474
With 1 year
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	17,233
Borrowings	0
Deferred consideration	47,000
Reclamation and closure obligations	923
Total	96,803
With 1 year | Gold Prepay Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	17,043
With 1 year | Silver Purchase Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	14,604
1-2 years
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Borrowings	0
Deferred consideration	0
Reclamation and closure obligations	857
Total	27,005
1-2 years | Gold Prepay Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	17,469
1-2 years | Silver Purchase Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	8,679
2-3 years
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Borrowings	60,000
Deferred consideration	0
Reclamation and closure obligations	810
Total	76,360
2-3 years | Gold Prepay Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	13,359
2-3 years | Silver Purchase Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	2,191
Thereafter
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Borrowings	0
Deferred consideration	0
Reclamation and closure obligations	94,565
Total	94,565
Thereafter | Gold Prepay Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	0
Thereafter | Silver Purchase Agreement
Disclosure Of Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Line Items]
Borrowings	$ 0